Equity - Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrants Activity [Line Items]
Number of warrants, Outstanding at beginning of the year	202,251	202,251
Weighted average exercise price, Outstanding at beginning of the year	$ 23.31	$ 23.31
Number of warrants, Issued	8,954,287
Weighted average exercise price, Issued	$ 1.19
Number of warrants, Exercised	(1,511,429)
Weighted average exercise price, Exercised	$ 0.001
Number of warrants, Outstanding and exercisable at year-end	7,645,109	202,251
Weighted average exercise price, Outstanding and exercisable at year-end	$ 2.007	$ 23.31